Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,285,952,875.90
Previously Paid Amount	0.00
Total Fee Amount	177,590.10
Total Offset Amount	0.00
Net Fee	177,590.10
Narrative - Max Aggregate Offering Price	$ 1,285,952,875.90
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true